UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:    BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Advantage Large Cap Core Fund (Formerly BlackRock Large Cap Core Fund)

BlackRock Advantage Large Cap Value Fund (Formerly BlackRock Large Cap Value Fund)

BlackRock Advantage Large Cap Value Retirement Fund (Formerly BlackRock Large Cap Value                     Retirement Fund)

Master Large Cap Series LLC

Master Advantage Large Cap Core Portfolio (Formerly Master Large Cap Core Portfolio)

Master Advantage Large Cap Value Portfolio (Formerly Master Large Cap Value Portfolio)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Core Fund
(formerly BlackRock Large Cap Core Fund)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,617,274,663
Total Investments (Cost — $ 1,391,307,858) — 100.1%	1,617,274,663
Liabilities in Excess of Other Assets — (0.1)%	(1,186,275)

Net Assets — 100.0%	$1,616,088,388

Notes to Schedule of Investments

BlackRock Advantage Large Cap Core Fund (formerly known as BlackRock Large Cap Core Fund) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Core Portfolio (formerly known as Master Large Cap Core Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,617,274,663 and 72.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	1

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Value Fund
(formerly BlackRock Large Cap Value Fund)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$658,047,306
Total Investments (Cost — $ 593,882,278) — 100.1%	658,047,306
Liabilities in Excess of Other Assets — (0.1)%	(481,959)

Net Assets — 100.0%	$657,565,347

Notes to Schedule of Investments

BlackRock Advantage Large Cap Value Fund (formerly known as BlackRock Large Cap Value Fund) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (formerly known as Master Large Cap Value Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $658,047,306 and 77.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	1

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Advantage Large Cap Value Retirement Portfolio
(formerly Blackrock Large Cap Value Retirement Portfolio)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$193,241,654
Total Investments (Cost — $ 206,771,317) — 100.0%	193,241,654
Liabilities in Excess of Other Assets — 0.0%	(39,903)

Net Assets — 100.0%	$193,201,751

Notes to Schedule of Investments

BlackRock Advantage Large Cap Value Retirement Portfolio (formerly known as BlackRock Large Cap Value Retirement Portfolio) (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage Large Cap Value Portfolio (formerly known as Master Large Cap Value Portfolio) (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $193,241,654 and 22.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2017, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	1

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.5%
Arconic, Inc.	31,806	$720,406
Banks — 0.1%
Valley National Bancorp	15,000	177,150
Chemicals — 0.4%
Olin Corp.	4,330	131,112
Sherwin-Williams Co.	1,187	416,590

		547,702
Equity Real Estate Investment Trusts (REITs) — 0.1%
VEREIT, Inc.	17,000	138,380
Food Products — 0.1%
Kraft Heinz Co.	1,800	154,152
Health Care Equipment & Supplies — 0.3%
Cooper Cos, Inc.	850	203,507
Danaher Corp.	2,553	215,448

		418,955
Health Care Providers & Services — 0.2%
Anthem, Inc.	166	31,229
Brookdale Senior Living, Inc. (a)	4,390	64,577
Cigna Corp.	1,500	251,085

		346,891
Household Products — 0.3%
Reckitt Benckiser Group PLC	3,599	364,844
Machinery — 0.0%
Fortive Corp.	900	57,015
Media — 0.1%
Charter Communications, Inc., Class A (a)	545	183,583
Oil, Gas & Consumable Fuels — 0.2%
Williams Cos., Inc.	5,965	180,620
Williams Partners LP (a)	2,307	92,534

		273,154
Pharmaceuticals — 0.2%
Pfizer, Inc.	8,500	285,515
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (a)	3,913	237,206
Total Common Stocks — 2.7%		3,904,953

Corporate Bonds	Par (000)
Aerospace & Defense — 1.5%
Bombardier, Inc., 8.75%, 12/01/21 (b)	$2,000	2,220,000
Food & Staples Retailing — 0.8%
Rite Aid Corp., 6.13%, 4/01/23 (b)	1,160	1,138,975

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 1.4%
Tenet Healthcare Corp., 4.75%, 6/01/20	$2,000	$2,070,000
Hotels, Restaurants & Leisure — 0.2%
Station Casinos LLC, 7.50%, 3/01/21	232	241,280
Insurance — 0.4%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)	454	521,533
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	2,000	2,130,932
CSC Holdings LLC, 10.88%, 10/15/25 (b)	412	495,945

		2,626,877
Total Corporate Bonds — 6.1%		8,818,665

Floating Rate Loan Interests (c)
Diversified Consumer Services — 1.6%
Nord Anglia Education Finance LLC, Initial Term Loan., 4.7%, 3/31/21	2,382	2,392,294
Entertainment & Leisure — 0.6%
UFC Holdings, LLC, Term Loan (Second Lien), 8.72%, 8/18/24	855	869,963
Media — 3.3%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, 3.5%, 1/15/24	3,959	3,971,578
Entercom Radio LLC, Term B Loan, 4.58% - 6.75%, 11/01/23	885	887,608

		4,859,186
Wireless Telecommunication Services — 0.6%
Sprint Communications, Inc., Initial Term Loan, 2.50%, 2/02/24	828	827,751
Total Floating Rate Loan Interests — 6.1%		8,949,194

Investment Companies	Shares
Equity Funds — 0.8%
Altaba, Inc.	20,707	1,128,117
Total Long-Term Investments (Cost — $22,438,222) — 15.7%		22,800,929

Portfolio Abbreviations
ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate	S&P	Standard & Poor’s
ETF	Exchange-Traded Fund	OTC	Over-the-Counter	SPDR	Standard & Poor’s Depositary Receipts
				USD	U.S. Dollar

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

Short-Term Securities	Par (000)	Value
Borrowed Bond Agreements — 2.3%(d)
Citigroup Global Markets, Inc., 0.96%, Open (e) (Purchased on 6/29/17 to be repurchased at $1,327,408, collateralized by U.S. Treasury Notes, 2.38% due at 5/15/27, par and fair value of $1,312,500 and $1,320,806, respectively)	$1,327	$1,327,266
Citigroup Global Markets, Inc., 1.01%, Open (e) (Purchased on 6/30/17 to be repurchased at $2,005,620, collateralized by U.S. Treasury Notes, 1.75% due at 5/31/22, par and fair value of $2,013,000 and $2,001,206, respectively)	2,005	2,005,451

		3,332,717
	Shares
Money Market Funds — 88.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (f)(g)	128,412,143	128,412,143
Total Short-Term Securities (Cost — $131,744,860) — 90.6%		131,744,860

Total Investments Before Borrowed Bonds and Options Written
(Cost — $154,183,082*) — 106.3%		154,545,789

Options Written
(Premiums Received — $ 35,490) — (0.0)%		(16,055)

Borrowed Bonds	Par (000)	Value
U.S. Treasury Obligations — (2.3)%
U.S. Treasury Notes,
1.75%, 5/31/22	$2,013	$(2,001,206)
2.38%, 5/15/27	1,312	(1,320,806)

		(3,322,012)
Total Borrowed Bonds (Proceeds — $3,335,116) — (2.3)%		(3,322,012)
Total Investments Net of Borrowed Bonds and Options Written — 104.0%		151,207,722
Liabilities in Excess of Other Assets — (4.0)%		(5,862,399)

Net Assets — 100.0%		$145,345,323

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$154,927,352

Gross unrealized appreciation	$608,915
Gross unrealized depreciation	(990,478)

Net unrealized depreciation	$(381,563)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(e)	The amount to be repurchased assumes the maturity will be the day after the period end.

(f)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	107,122,068	21,290,075	128,412,143	$128,412,143	$376,707	—	—

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Whole Foods Market, Inc.	Call	Citibank N.A.	08/18/17	USD	42.00	33,800	$(16,055)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.HY.28.V1	5.00%	6/22/22	$1,100	$(15,719)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entity
Equity Securities Long/Short	Citibank N.A.	7/06/18	$35,034,751	$173,917[2]	$35,165,052
	Citibank N.A.	8/03/18	$(2,778,050)	(103,553)[3]	(2,875,185)
	Credit Suisse International	4/12/18-9/17/18	$27,960,184	484,670[4]	28,494,103
	Goldman Sachs & Co.	8/23/17-1/03/19	$35,391,822	1,090,240[5]	36,479,684
	Goldman Sachs & Co.	8/30/18	$(1,211)	(18)[6]	(1,245)
	Morgan Stanley & Co. International PLC	5/11/18-12/24/19	$20,210,969	844,281[7]	21,079,293
	Morgan Stanley & Co. International PLC	6/01/18-7/11/18	$264,029	83,461[8]	349,298
				$2,572,998	$118,691,000

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-513 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Bank of Canada Overnight Repo Rate

Canada Bankers Acceptances 1 Month

Overnight Bank Funding Rate

Intercontinental Exchange LIBOR:

USD 1 Month

USD Spot Next

[2]	Amount includes $43,616 of net dividends and financing fees.

[3]	Amount includes $(6,418) of net dividends and financing fees.

[4]	Amount includes $(49,249) of net dividends and financing fees.

[5]	Amount includes $2,378 of net dividends and financing fees.

[6]	Amount includes $16 of net dividends and financing fees.

[7]	Amount includes $(24,043) of net dividends and financing fees.

[8]	Amount includes $(1,808) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 7/06/18:

	Shares	Value
Reference Entity — Long
Albany Molecular Research, Inc.	88,929	$1,929,759
Alere, Inc.	22,784	1,143,529
Allied World Assurance Co. Holdings AG	83,058	4,393,768
Astoria Financial Corp.	14,684	295,883
KCG Holdings, Inc. Class A	2,004	39,960
Lattice Semiconductor Corp.	73,735	491,075
Monsanto Co.	19,396	2,295,710
NXP Semiconductors NV	147,672	16,162,700
Parexel International Corp.	37,778	3,283,286
Reynolds American, Inc.	25,682	1,670,357
Time Warner, Inc.	66,780	6,705,380
Whole Foods Market, Inc.	50,435	2,123,818
Total Reference Entity — Long		40,535,225

	Shares	Value
Reference Entity — Short
AT&T Inc.	(51,421)	$(1,940,114)
British American Tobacco PLC	(13,508)	(925,838)
Fairfax Financial Holdings Ltd.	(5,089)	(2,205,482)
Sterling Bancorp	(12,849)	(298,739)
Total Reference Entity — Short		(5,370,173)
Net Value of Reference Entity — Citibank N.A.		$35,165,052

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration date 8/03/18:

	Shares	Value
Reference Entity — Long
Abbott Laboratories	8,138	$395,588
CBS Corp., Class B, Non-Voting Shares	1,796	114,549
Total Reference Entity — Long		510,137

	Shares	Value
Reference Entity — Short
Alerian MLP ETF	(9,178)	(109,769)
Alibaba Group Holding Ltd. — ADR	(6,212)	(875,271)
Altria Group, Inc.	(289)	(21,522)
Archer-Daniels-Midland Co.	(532)	(22,014)
Ball Corp.	(515)	(21,738)
Bank Of America Corp.	(1,631)	(39,568)
Boston Scientific Corp.	(2,109)	(58,461)
Buckeye Partners LP	(123)	(7,863)
Church & Dwight Co., Inc.	(416)	(21,582)
Clorox Co.	(161)	(21,452)
Coca-Cola Co.	(483)	(21,663)
Consumer Staples Select Sector SPDR Fund	(5,917)	(325,080)
Costco Wholesale Corp.	(137)	(21,910)
Enbridge, Inc.	(383)	(15,247)
Energy Select Sector SPDR Fund	(963)	(62,518)
Estee Lauder Cos., Inc., Class A	(226)	(21,691)
Industrial Select Sector SPDR Fund	(11,994)	(816,911)
iShares U.S. Real Estate ETF	(29)	(2,313)
Johnson & Johnson	(844)	(111,653)
JPMorgan Chase & Co.	(409)	(37,383)
Kellogg Co.	(312)	(21,672)
Kimberly-Clark Corp.	(166)	(21,432)
Kinder Morgan, Inc.	(1,213)	(23,241)
Medtronic Plc	(661)	(58,664)
Merck & Co., Inc.	(1,592)	(102,031)
Mettler-Toledo International, Inc.	(168)	(98,875)
Pepsico, Inc.	(188)	(21,712)
Philip Morris International, Inc.	(184)	(21,611)
Procter & Gamble Co.	(917)	(79,917)
SPDR S&P 500 ETF Trust	(581)	(140,486)
SPDR S&P Regional Banking ETF	(645)	(35,443)
Sysco Corp.	(439)	(22,095)
Wal-Mart Stores, Inc.	(286)	(21,644)
Waters Corp.	(440)	(80,890)
Total Reference Entity — Short		(3,385,322)
Net Value of Reference Entity — Citibank N.A.		$(2,875,185)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, expiration date 4/12/18-9/17/18:

	Shares	Value
Reference Entity — Long
First Potomac Realty Trust	130,538	$1,450,277
Intrawest Resorts Holdings, Inc.	7,984	189,540
Mobileye NV	167,397	10,512,532
Novadaq Technologies, Inc.	123,931	1,452,471
Panera Bread Co., Class A	31,105	9,786,877
Parkway, Inc.	21,536	492,959
Patheon NV	75,508	2,633,719
Spectranetics Corp.	38,043	1,460,851
Straight Path Communications, Inc.	2,866	514,877
Total Reference Entity — Long		28,494,103
Net Value of Reference Entity — Credit Suisse International		$28,494,103

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration dates 8/23/17-1/03/19:

	Shares	Value
Reference Entity — Long
Akorn, Inc.	130,981	$4,393,104
Alere, Inc.	49,709	2,494,895
Brocade Communications Systems, Inc.	566,158	7,139,252
Kate Spade & Co.	239,864	4,435,085
Level 3 Communications, Inc.	157,370	9,332,041
Monsanto Co.	5,464	646,719
Nord Anglia Education, Inc.	9	293
Parkway, Inc.	63,474	1,452,920
Reynolds American, Inc.	185,132	12,040,985
Spectranetics Corp.	8,356	320,870
Staples, Inc.	293,778	2,958,344
Tribune Media Co., Class A	44,811	1,826,945
VWR Corp.	55,142	1,820,237
Total Reference Entity — Long		48,861,690

Reference Entity — Short
British American Tobacco PLC	(97,380)	(6,674,425)
Centurylink, Inc.	(224,819)	(5,368,678)
Sinclair Broadcast Group, Inc., Class A	(10,301)	(338,903)
Total Reference Entity — Short		(12,382,006)
Net Value of Reference Entity — Goldman Sachs & Co.		$36,479,684

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration date 8/30/18:

	Shares	Value
Reference Entity — Long
Valley National Bancorp	100	$1,181
Total Reference Entity — Long		1,181

Reference Entity — Short
Bank Of America Corp.	(100)	(2,426)
Total Reference Entity — Short		(2,426)
Net Value of Reference Entity — Goldman Sachs & Co.		$(1,245)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 5/11/18-12/24/19:

	Shares	Value
Reference Entity — Long
Allied World Assurance Co. Holdings AG	28,524	$1,508,920
C R Bard, Inc.	31,091	9,828,176
Canadian Imperial Bank Of Commerce	66,273	5,378,693
Reynolds American, Inc.	8,046	523,312
Time Warner, Inc.	29,146	2,926,550
VCA, Inc.	105,771	9,763,721
Veresen, Inc.	375,581	5,311,656
Total Reference Entity — Long		35,241,028

	Shares	Value
Reference Entity — Short
AT&T Inc.	(22,442)	$(846,737)
Becton Dickinson And Co.	(15,785)	(3,079,811)
British American Tobacco Plc	(4,232)	(290,061)
Canadian Imperial Bank of Commerce	(66,272)	(5,378,636)
Fairfax Financial Holdings Ltd.	(1,375)	(595,900)
Pembina Pipeline Corp.	(119,885)	(3,970,590)
Total Reference Entity — Short		(14,161,735)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$21,079,293

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 6/01/18-7/11/18:

	Shares	Value
Reference Entity — Long
E.I. du Pont de Nemours & Co.	5,381	434,301
Humana, Inc.	1,815	436,725
Total Reference Entity — Long		871,026
Reference Entity — Short
Air Products & Chemicals, Inc.	(151)	(21,602)
Albemarle Corp.	(205)	(21,636)
Avery Dennison Corp.	(246)	(21,739)
Ball Corp.	(514)	(21,696)
Citigroup, Inc.	(496)	(33,172)
Dow Chemical Co.	(285)	(17,975)
Eastman Chemical Co.	(259)	(21,753)
Ecolab, Inc.	(164)	(21,771)
FMC Corp.	(292)	(21,331)
Freeport-Mcmoran, Inc.	(1,815)	(21,798)
International Flavors & Fragrances, Inc.	(161)	(21,735)
International Paper Co.	(391)	(22,135)
LyondellBasell Industries NV, Class A	(261)	(22,026)
Martin Marietta Materials, Inc.	(96)	(21,368)
Materials Select Sector SPDR Fund	(516)	(27,766)
Mosaic Co.	(958)	(21,871)
Newmont Mining Corp.	(664)	(21,507)
Nucor Corp.	(375)	(21,701)
PPG Industries, Inc.	(197)	(21,662)
Praxair, Inc.	(163)	(21,606)
Sealed Air Corp.	(479)	(21,440)
Vulcan Materials Co.	(167)	(21,156)
Westlake Chemical Corp.	(143)	(9,468)
Westrock Co.	(385)	(21,814)
Total Reference Entity — Short		(521,728)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$349,298

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock Event Driven Equity Fund

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$3,540,109	$364,844	—	$3,904,953
Corporate Bonds[1]	—	8,818,665	—	8,818,665
Floating Rate Loan Interests	—	8,949,194	—	8,949,194
Investment Companies	1,128,117	—	—	1,128,117
Short-Term Securities:
Borrowed Bond Agreements	—	3,332,717	—	3,332,717
Money Market Funds	128,412,143	—	—	128,412,143
Liabilities:
Borrowed Bonds	—	(3,322,012)	—	(3,322,012)

Total	$133,080,369	$18,143,408	—	$151,223,777

Derivative Financial Instruments[2]
Assets:
Equity contracts	—	$2,676,569	—	$2,676,569
Liabilities:
Credit contracts	—	(15,719)	—	(15,719)
Equity contracts	—	(119,626)	—	(119,626)

Total	—	$2,541,224	—	$2,541,224

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are swaps and options written. Swaps are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	7

Schedule of Investments June 30, 2017 (Unaudited)	Master Advantage Large Cap Core Portfolio (formerly Master Large Cap Core Portfolio)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
HEICO Corp., Class A	2,398	$148,796
L3 Technologies, Inc.	50,643	8,461,432
Raytheon Co.	166,405	26,871,079

		35,481,307
Air Freight & Logistics — 0.3%
XPO Logistics, Inc. (a)	88,791	5,738,562
Auto Components — 0.3%
Delphi Automotive PLC	62,058	5,439,384
Tenneco, Inc.	5,915	342,064

		5,781,448
Automobiles — 0.3%
Thor Industries, Inc.	63,595	6,646,949
Banks — 5.4%
Bank of America Corp.	1,955,111	47,430,993
Citigroup, Inc.	43,481	2,908,009
Citizens Financial Group, Inc.	733,968	26,187,978
First Horizon National Corp.	15,350	267,397
First Republic Bank	1,967	196,897
JPMorgan Chase & Co.	70,633	6,455,856
KeyCorp	28,819	540,068
Popular, Inc.	35,929	1,498,599
SunTrust Banks, Inc.	439,421	24,923,959
Synovus Financial Corp.	156,954	6,943,645
U.S. Bancorp	33,315	1,729,715
Western Alliance Bancorp (a)	28,704	1,412,237

		120,495,353
Beverages — 1.2%
Coca-Cola European Partners PLC	11,556	469,983
Dr. Pepper Snapple Group, Inc.	275,881	25,135,518

		25,605,501
Biotechnology — 4.8%
Amgen, Inc.	144,699	24,921,509
Biogen, Inc. (a)	100,054	27,150,653
Celgene Corp. (a)	174,192	22,622,315
Gilead Sciences, Inc.	463,699	32,820,615

		107,515,092
Building Products — 1.1%
Allegion PLC	43,872	3,558,897
JELD-WEN Holding, Inc. (a)	21,412	695,034
Masco Corp.	496,668	18,977,684

		23,231,615
Capital Markets — 3.7%
CME Group, Inc.	66,910	8,379,808
Evercore Partners, Inc., Class A	88,467	6,236,924
Intercontinental Exchange, Inc.	362,935	23,924,675
Morgan Stanley	7,615	339,324
Morningstar, Inc.	12,236	958,568
S&P Global, Inc.	189,639	27,685,398
SEI Investments Co.	252,624	13,586,119

		81,110,816
Chemicals — 1.6%
AdvanSix, Inc. (a)	51,074	1,595,552
Cabot Corp.	187,013	9,992,105
Eastman Chemical Co.	227,913	19,142,413
LyondellBasell Industries NV, Class A	63,415	5,351,592
Westlake Chemical Corp.	1,098	72,699

		36,154,361

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.1%
LSC Communications, Inc.	63,785	$1,364,999
R.R. Donnelley & Sons Co.	100,359	1,258,502

		2,623,501
Consumer Finance — 0.4%
American Express Co.	8,567	721,684
Discover Financial Services	142,895	8,886,640

		9,608,324
Containers & Packaging — 1.5%
Avery Dennison Corp.	95,665	8,453,916
Owens-Illinois, Inc. (a)	927	22,174
Packaging Corp. of America	167,977	18,710,958
Silgan Holdings, Inc.	83,070	2,639,965
WestRock Co.	43,666	2,474,116

		32,301,129
Diversified Consumer Services — 0.0%
H&R Block, Inc.	7,373	227,899
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (a)	77,904	13,194,600
Diversified Telecommunication Services — 0.3%
Level 3 Communications, Inc. (a)	28,000	1,660,400
Verizon Communications, Inc.	83,101	3,711,291
Zayo Group Holdings, Inc. (a)	63,990	1,977,291

		7,348,982
Electric Utilities — 1.7%
Portland General Electric Co.	295,611	13,506,467
Westar Energy, Inc.	469,699	24,903,441

		38,409,908
Electrical Equipment — 1.2%
Rockwell Automation, Inc.	163,162	26,425,718
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	194,397	12,155,644
Dolby Laboratories, Inc., Class A	8,099	396,527
Flex Ltd. (a)	993,610	16,205,779
TE Connectivity, Ltd.	32,433	2,551,828
Tech Data Corp. (a)	43,553	4,398,853
Zebra Technologies Corp., Class A (a)	71,646	7,201,856

		42,910,487
Equity Real Estate Investment Trusts (REITs) — 3.2%
Brixmor Property Group, Inc.	17,466	312,292
Duke Realty Corp.	123,130	3,441,484
Gaming and Leisure Properties, Inc.	131,844	4,966,563
Host Hotels & Resorts, Inc.	108,731	1,986,515
Iron Mountain, Inc.	7,085	243,441
National Retail Properties, Inc.	2,863	111,943
Outfront Media, Inc.	131,645	3,043,632
Prologis, Inc.	89,055	5,222,185
Simon Property Group, Inc.	136,099	22,015,374
Ventas, Inc.	372,646	25,891,444
Weingarten Realty Investors	86,778	2,612,018

		69,846,891
Food & Staples Retailing — 2.5%
Walgreens Boots Alliance, Inc.	291,900	22,858,689
Wal-Mart Stores, Inc.	423,451	32,046,772

		54,905,461
Food Products — 1.8%
Archer-Daniels-Midland Co.	631,251	26,121,166

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	1

Schedule of Investments (continued)	Master Advantage Large Cap Core Portfolio (formerly Master Large Cap Core Portfolio)

Common Stocks	Shares	Value
Food Products (continued)
Hershey Co.	32,403	$3,479,110
Ingredion, Inc.	30,107	3,589,055
Pilgrim’s Pride Corp. (a)	150	3,288
Tyson Foods, Inc., Class A	115,423	7,228,942

		40,421,561
Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	439,318	26,596,312
Hill-Rom Holdings, Inc.	12,289	978,327
IDEXX Laboratories, Inc. (a)	140,947	22,751,665
Masimo Corp. (a)	104,687	9,545,361
Medtronic PLC	22,904	2,032,730
West Pharmaceutical Services, Inc.	68,403	6,465,452

		68,369,847
Health Care Providers & Services — 2.8%
Aetna, Inc.	20	3,037
AmerisourceBergen Corp.	3,626	342,766
Express Scripts Holding Co. (a)	4,726	301,708
Humana, Inc.	66,224	15,934,819
McKesson Corp.	44,226	7,276,946
UnitedHealth Group, Inc.	206,338	38,259,192

		62,118,468
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A (a)	197,109	12,084,753
Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	375,347	24,611,503
Choice Hotels International, Inc.	13,425	862,556
Extended Stay America, Inc.	409,227	7,922,635
Hilton Grand Vacations, Inc. (a)	43,309	1,561,723
International Game Technology PLC	33,402	611,257
McDonald’s Corp.	217,869	33,368,816

		68,938,490
Household Durables — 0.1%
DR Horton, Inc.	38,703	1,337,963
Garmin, Ltd.	13,329	680,179

		2,018,142
Household Products — 0.5%
Energizer Holdings, Inc.	230,945	11,089,979
Industrial Conglomerates — 2.5%
3M Co.	171,008	35,602,156
Honeywell International, Inc.	155,538	20,731,660

		56,333,816
Insurance — 3.9%
Aon PLC	14,289	1,899,723
First American Financial Corp.	66,903	2,989,895
FNF Group	5,927	265,707
The Hanover Insurance Group, Inc.	129	11,433
Hartford Financial Services Group, Inc.	44,731	2,351,509
Lincoln National Corp.	261,860	17,696,499
Marsh & McLennan Cos., Inc.	359,390	28,018,044
Principal Financial Group, Inc.	52,112	3,338,816
Prudential Financial, Inc.	249,251	26,954,003
Unum Group	71,021	3,311,709
Validus Holdings Ltd.	11,002	571,774

		87,409,112
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc. (a)	30,835	29,848,280
Internet Software & Services — 4.9%
Akamai Technologies, Inc. (a)	31,736	1,580,770

Common Stocks	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc., Class A (a)	49,828	$46,324,095
Alphabet, Inc., Class C (a)	30,013	27,273,713
Facebook, Inc., Class A (a)	177,206	26,754,562
VeriSign, Inc. (a)	40,516	3,766,367
Yelp, Inc. (a)	115,073	3,454,491

		109,153,998
IT Services — 3.4%
Accenture PLC, Class A	136,631	16,898,522
Amdocs, Ltd.	115,404	7,438,942
Booz Allen Hamilton Holding Corp	106,618	3,469,350
Fidelity National Information Services, Inc.	315,620	26,953,948
Mastercard, Inc., Class A	172,356	20,932,636

		75,693,398
Leisure Products — 1.0%
Hasbro, Inc.	193,967	21,629,260
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc. (a)	4,406	2,593,107
Machinery — 3.1%
Dover Corp.	40,041	3,212,089
Illinois Tool Works, Inc.	150,006	21,488,360
Ingersoll-Rand PLC	169,935	15,530,360
PACCAR, Inc.	231,479	15,286,873
Stanley Black & Decker, Inc.	92,825	13,063,262

		68,580,944
Media — 2.8%
CBS Corp., Class B, Non-Voting Shares	206,744	13,186,132
Comcast Corp., Class A	950,701	37,001,283
Lions Gate Entertainment Corp., Class B (a)	52,540	1,380,751
Scripps Networks Interactive, Inc., Class A	60,645	4,142,660
Time Warner, Inc.	73,576	7,387,766

		63,098,592
Metals & Mining — 0.3%
Newmont Mining Corp.	37,278	1,207,434
Reliance Steel & Aluminum Co.	49,290	3,588,805
Steel Dynamics, Inc.	61,452	2,200,596

		6,996,835
Multiline Retail — 1.0%
Target Corp.	426,235	22,287,828
Multi-Utilities — 1.3%
Black Hills Corp.	39,833	2,687,533
CenterPoint Energy, Inc.	52,352	1,433,398
CMS Energy Corp.	546,725	25,286,031

		29,406,962
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	388,882	17,631,910
Chevron Corp.	137,120	14,305,730
ConocoPhillips	536,770	23,596,409
Devon Energy Corp.	416,358	13,310,965
Exxon Mobil Corp.	151,555	12,235,035
Marathon Oil Corp.	88,496	1,048,678
Phillips 66	80,478	6,654,726
Suncor Energy, Inc.	235,578	6,878,878
Tellurian, Inc. (a)	26,163	262,415
Valero Energy Corp.	290,005	19,563,737
World Fuel Services Corp.	4,522	173,871

		115,662,354
Paper & Forest Products — 0.3%
Domtar Corp.	189,491	7,280,244

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (continued)	Master Advantage Large Cap Core Portfolio (formerly Master Large Cap Core Portfolio)

Common Stocks	Shares	Value
Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	160,875	$15,440,783
Herbalife, Ltd. (a)(b)	6,658	474,915

		15,915,698
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	311,064	17,332,486
Catalent, Inc. (a)	30,591	1,073,744
Johnson & Johnson	75,732	10,018,586
Merck & Co., Inc.	480,309	30,783,004
Zoetis, Inc.	88,548	5,523,624

		64,731,444
Professional Services — 0.7%
Equifax, Inc.	4,391	603,411
ManpowerGroup, Inc.	40,840	4,559,786
Robert Half International, Inc.	236,430	11,332,090

		16,495,287
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	82,600	3,006,640
Retail — 0.1%
Blue Apron Holdings, Inc., Class A (a)	325,968	3,044,541
Road & Rail — 0.3%
Norfolk Southern Corp.	33,315	4,054,436
Union Pacific Corp.	19,531	2,127,121

		6,181,557
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	252,888	19,674,686
Intel Corp.	980,345	33,076,840
KLA-Tencor Corp.	22,606	2,068,675
Lam Research Corp.	13,156	1,860,653
Maxim Integrated Products, Inc.	427,741	19,205,571
Texas Instruments, Inc.	7,781	598,592

		76,485,017
Software — 5.1%
Activision Blizzard, Inc.	364,389	20,977,875
Adobe Systems, Inc. (a)	217,608	30,778,476
CDK Global, Inc.	37,257	2,312,169
Dell Technologies, Inc., Class V (a)	127,630	7,799,469
Fortinet, Inc. (a)	41,157	1,540,918
Microsoft Corp.	356,275	24,558,036
Synopsys, Inc. (a)	3,224	235,126
VMware, Inc., Class A (a)	283,960	24,826,623

		113,028,692

Common Stocks	Shares	Value
Specialty Retail — 2.5%
Aaron’s, Inc.	3,078	$119,734
Best Buy Co., Inc.	27,736	1,590,105
Home Depot, Inc.	152,942	23,461,303
Lowe’s Cos., Inc.	395,766	30,683,738

		55,854,880
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	406,450	58,536,929
HP, Inc.	12,207	213,378
NCR Corp. (a)	269,797	11,018,509
NetApp, Inc.	22,873	916,064

		70,684,880
Textiles, Apparel & Luxury Goods — 0.6%
Carter’s, Inc.	25,229	2,244,120
NIKE, Inc., Class B	181,649	10,717,291

		12,961,411
Tobacco — 1.2%
Altria Group, Inc.	298,962	22,263,700
Reynolds American, Inc.	78,505	5,105,965

		27,369,665
Wireless Telecommunication Services — 1.2%
Telephone & Data Systems, Inc.	139,095	3,859,886
T-Mobile U.S., Inc. (a)	379,004	22,975,222

		26,835,108
Total Long-Term Investments (Cost — $1,921,541,945) — 99.0%		2,199,174,694

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (c)(d)	78,712,972	78,712,972
SL Liquidity Series, LLC, Money Market Series, 1.27% (c)(d)(e)	467,256	467,303
Total Short-Term Securities (Cost — $79,180,321) — 3.6%		79,180,275
Total Investments (Cost — $2,000,722,266*) — 102.6%		2,278,354,969
Liabilities in Excess of Other Assets — (2.6)%		(56,756,437)

Net Assets — 100.0%		$2,221,598,532

Notes to Schedule of Investments
*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,005,654,368

Gross unrealized appreciation	$296,891,367
Gross unrealized depreciation	(24,190,766)

Net unrealized appreciation	$272,700,601

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	3

Schedule of Investments (continued)	Master Advantage Large Cap Core Portfolio (formerly Master Large Cap Core Portfolio)

(c)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	73,479,703	5,233,269	78,712,972	$78,712,972	$190,180		$350	—
SL Liquidity Series, LLC, Money Market Series	5,154,808	(4,687,552)	467,256	467,303	19,380	[2]	756	$(46)
Total				$79,180,275	$209,560		$1,106	$(46)

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
204	S&P 500 Mini Index	September 2017	USD	24,693,180	$(68,292)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (concluded)	Master Advantage Large Cap Core Portfolio (formerly Master Large Cap Core Portfolio)

The following tables summarize the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$2,199,174,694	—	—	$2,199,174,694
Short-Term Securities	78,712,972	—	—	78,712,972

Subtotal	$2,277,887,666	—	—	$2,277,887,666

Investments Valued at NAV[2]				467,303

Total Investments				$2,278,354,969

Derivative Financial Instruments[3]
Liabilities:
Equity contracts	$(68,292)	—	—	$(68,292)

[1]	See above Schedule of Investments for values in each industry.

[2]	As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	Master Advantage Large Cap Value Portfolio
(formerly Master Large Cap Value Portfolio)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
L3 Technologies, Inc.	11,899	$1,988,085
Raytheon Co.	64,120	10,354,098

		12,342,183
Air Freight & Logistics — 0.2%
XPO Logistics, Inc. (a)	21,034	1,359,427
Auto Components — 0.2%
Delphi Automotive PLC	14,830	1,299,850
Automobiles — 0.1%
Thor Industries, Inc.	8,585	897,304
Banks — 11.3%
Bank of America Corp.	1,089,152	26,422,828
Citigroup, Inc.	106,572	7,127,535
Citizens Financial Group, Inc.	295,776	10,553,288
First Horizon National Corp.	110,710	1,928,568
First Republic Bank	5,534	553,953
JPMorgan Chase & Co.	149,956	13,705,978
KeyCorp	104,859	1,965,058
Popular, Inc.	112,232	4,681,197
SunTrust Banks, Inc.	187,180	10,616,850
Synovus Financial Corp.	104,341	4,616,046
U.S. Bancorp	81,823	4,248,250
Wells Fargo & Co.	153,473	8,503,939
Western Alliance Bancorp (a)	29,645	1,458,534
Wintrust Financial Corp.	1,451	110,915

		96,492,939
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	59,476	5,418,858
Molson Coors Brewing Co., Class B	9,063	782,499

		6,201,357
Biotechnology — 3.0%
Amgen, Inc.	52,469	9,036,736
Biogen, Inc. (a)	7,493	2,033,300
Celgene Corp. (a)	25,895	3,362,984
Gilead Sciences, Inc.	157,046	11,115,716

		25,548,736
Building Products — 0.7%
Allegion PLC	2,418	196,148
Masco Corp.	145,412	5,556,193

		5,752,341
Capital Markets — 4.2%
BGC Partners, Inc., Class A	7,772	98,238
CME Group, Inc.	28,389	3,555,438
Evercore Partners, Inc., Class A	39,602	2,791,941
Intercontinental Exchange, Inc.	136,472	8,996,234
Morgan Stanley	103,264	4,601,444
Morningstar, Inc.	10,738	841,215
S&P Global, Inc.	58,123	8,485,377
SEI Investments Co.	114,322	6,148,237

		35,518,124
Chemicals — 1.6%
AdvanSix, Inc. (a)	5,638	176,131
Cabot Corp.	42,681	2,280,446
Eastman Chemical Co.	91,580	7,691,804
LyondellBasell Industries NV, Class A	38,193	3,223,107

		13,371,488
Commercial Services & Supplies — 0.2%
LSC Communications, Inc.	25,061	536,305

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
R.R. Donnelley & Sons Co.	89,871	$1,126,982

		1,663,287
Communications Equipment — 0.7%
Cisco Systems, Inc.	177,091	5,542,948
Consumer Finance — 1.6%
American Express Co.	50,546	4,257,995
Discover Financial Services	148,444	9,231,732

		13,489,727
Containers & Packaging — 0.8%
Avery Dennison Corp.	39,170	3,461,453
Owens-Illinois, Inc. (a)	5,511	131,823
Silgan Holdings, Inc.	47,538	1,510,758
WestRock Co.	25,323	1,434,801

		6,538,835
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	97,055	16,438,205
Diversified Telecommunication Services — 1.5%
AT&T Inc.	194,164	7,325,808
Level 3 Communications, Inc. (a)	21,113	1,252,001
Verizon Communications, Inc.	100,318	4,480,202

		13,058,011
Electric Utilities — 2.5%
OGE Energy Corp.	69,646	2,422,984
Portland General Electric Co.	199,315	9,106,702
Westar Energy, Inc.	182,972	9,701,176

		21,230,862
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	40,889	6,622,382
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	33,256	2,079,498
Dolby Laboratories, Inc., Class A	1,421	69,572
Flex Ltd. (a)	224,719	3,665,167
TE Connectivity, Ltd.	15,662	1,232,286
Tech Data Corp. (a)	23,457	2,369,157
Zebra Technologies Corp., Class A (a)	28,980	2,913,070

		12,328,750
Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	25,582	1,394,475
Diamond Offshore Drilling, Inc. (a)	32,606	353,123
Dril-Quip, Inc. (a)	13,556	661,533
Nabors Industries, Ltd.	111,257	905,632
Schlumberger Ltd.	581	38,253
Transocean Ltd. (a)	24,557	202,104

		3,555,120
Equity Real Estate Investment Trusts (REITs) — 4.4%
Brixmor Property Group, Inc.	21,055	376,463
Gaming and Leisure Properties, Inc.	102,913	3,876,733
Host Hotels & Resorts, Inc.	95,029	1,736,180
Iron Mountain, Inc.	11,457	393,663
Kimco Realty Corp.	115,568	2,120,673
National Retail Properties, Inc.	4,121	161,131
Outfront Media, Inc.	115,036	2,659,632
Park Hotels & Resorts, Inc.	6,440	173,622
Prologis, Inc.	79,656	4,671,028
Simon Property Group, Inc.	54,128	8,755,745
Ventas, Inc.	152,338	10,584,444

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	1

Schedule of Investments (continued)	Master Advantage Large Cap Value Portfolio
(formerly Master Large Cap Value Portfolio)

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	71,473	$2,151,337

		37,660,651
Food & Staples Retailing — 3.1%
Kroger Co.	1,929	44,984
Walgreens Boots Alliance, Inc.	131,113	10,267,459
Wal-Mart Stores, Inc.	208,324	15,765,960

		26,078,403
Food Products — 2.4%
Archer-Daniels-Midland Co.	262,606	10,866,636
Hershey Co.	8,654	929,180
Ingredion, Inc.	20,979	2,500,907
McCormick & Co, Inc., Non-Voting Shares	13,850	1,350,514
Pilgrim’s Pride Corp. (a)	5,768	126,435
Tyson Foods, Inc., Class A	73,768	4,620,090

		20,393,762
Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	182,995	11,078,517
Hill-Rom Holdings, Inc.	448	35,665
IDEXX Laboratories, Inc. (a)	36,396	5,875,042
Masimo Corp. (a)	23,476	2,140,542
Medtronic PLC	40,826	3,623,308
West Pharmaceutical Services, Inc.	35,443	3,350,072

		26,103,146
Health Care Providers & Services — 2.7%
Aetna, Inc.	20,800	3,158,064
AmerisourceBergen Corp.	16,822	1,590,184
Centene Corp. (a)	47,663	3,807,320
Express Scripts Holding Co. (a)	75,726	4,834,348
Humana, Inc.	14,857	3,574,891
McKesson Corp.	4,607	758,036
UnitedHealth Group, Inc.	30,144	5,589,301

		23,312,144
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A (a)	43,915	2,692,429
Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	129,381	8,483,512
Extended Stay America, Inc.	79,426	1,537,687
International Game Technology PLC	10,677	195,389
McDonald’s Corp.	54,782	8,390,411

		18,606,999
Household Products — 1.3%
Energizer Holdings, Inc.	110,316	5,297,374
Procter & Gamble Co.	67,126	5,850,031

		11,147,405
Industrial Conglomerates — 1.9%
3M Co.	44,553	9,275,489
General Electric Co.	167,626	4,527,578
Honeywell International, Inc.	18,252	2,432,809

		16,235,876
Insurance — 5.7%
Aflac, Inc.	5,993	465,536
Allstate Corp.	240	21,226
Aon PLC	4,434	589,500
First American Financial Corp.	56,299	2,516,002
FNF Group	20,391	914,129
The Hanover Insurance Group, Inc.	16,719	1,481,805
Hartford Financial Services Group, Inc.	68,746	3,613,977

Common Stocks	Shares	Value
Insurance (continued)
Lincoln National Corp.	138,931	$9,388,957
Marsh & McLennan Cos., Inc.	119,241	9,296,028
Old Republic International Corp.	4,351	84,975
Principal Financial Group, Inc.	55,247	3,539,675
Prudential Financial, Inc.	96,173	10,400,148
Reinsurance Group of America, Inc.	4,161	534,231
Unum Group	76,359	3,560,620
Validus Holdings Ltd.	48,528	2,522,000

		48,928,809
Internet Software & Services — 0.3%
Akamai Technologies, Inc. (a)	1,054	52,500
Alphabet, Inc., Class A (a)	1,648	1,532,113
Yelp, Inc. (a)	20,164	605,323

		2,189,936
IT Services — 1.2%
Accenture PLC, Class A	4,023	497,565
Booz Allen Hamilton Holding Corp	24,325	791,536
Fidelity National Information Services, Inc.	102,898	8,787,489

		10,076,590
Leisure Products — 1.0%
Hasbro, Inc.	77,234	8,612,363
Machinery — 3.3%
Colfax Corp. (a)	5,576	219,527
Dover Corp.	41,400	3,321,108
Illinois Tool Works, Inc.	49,459	7,085,002
Ingersoll-Rand PLC	66,272	6,056,598
PACCAR, Inc.	105,168	6,945,295
Stanley Black & Decker, Inc.	32,626	4,591,457

		28,218,987
Media — 1.5%
Comcast Corp., Class A	182,298	7,095,038
Lions Gate Entertainment Corp., Class B (a)	12,177	320,012
Time Warner, Inc.	55,157	5,538,314

		12,953,364
Metals & Mining — 0.4%
Newmont Mining Corp.	24,978	809,037
Reliance Steel & Aluminum Co.	35,743	2,602,448
Steel Dynamics, Inc.	2,878	103,061

		3,514,546
Multiline Retail — 1.1%
Target Corp.	180,803	9,454,189
Multi-Utilities — 3.1%
Black Hills Corp.	107,018	7,220,504
CenterPoint Energy, Inc.	315,881	8,648,822
CMS Energy Corp.	219,724	10,162,235
Vectren Corp.	2,169	126,756
WEC Energy Group, Inc.	5,513	338,388

		26,496,705
Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	219,679	9,960,246
Chevron Corp.	110,955	11,575,935
ConocoPhillips	295,092	12,972,244
Devon Energy Corp.	193,430	6,183,957
Exxon Mobil Corp.	231,390	18,680,115
Marathon Oil Corp.	111,923	1,326,288
Phillips 66	78,531	6,493,728

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (continued)	Master Advantage Large Cap Value Portfolio
(formerly Master Large Cap Value Portfolio)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	99,853	$2,915,708
Tellurian, Inc. (a)	33,911	340,127
Valero Energy Corp.	146,785	9,902,116
Williams Cos., Inc.	12,388	375,109

		80,725,573
Paper & Forest Products — 0.4%
Domtar Corp.	94,299	3,622,968
Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	60,816	5,837,120
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	138,508	7,717,666
Catalent, Inc. (a)	5,710	200,421
Johnson & Johnson	92,657	12,257,595
Merck & Co., Inc.	301,892	19,348,258
Pfizer, Inc.	145,385	4,883,482
Zoetis, Inc.	24,012	1,497,869

		45,905,291
Professional Services — 0.4%
ManpowerGroup, Inc.	15,251	1,702,774
Robert Half International, Inc.	36,995	1,773,170

		3,475,944
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	39,231	1,428,008
Retail — 0.1%
Blue Apron Holdings, Inc., Class A (a)	123,195	1,150,641
Road & Rail — 0.2%
Norfolk Southern Corp.	17,037	2,073,403
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	15,894	1,236,553
Intel Corp.	370,208	12,490,818
Maxim Integrated Products, Inc.	133,412	5,990,199

		19,717,570
Software — 2.0%
Adobe Systems, Inc. (a)	65,564	9,273,372
Dell Technologies, Inc., Class V (a)	41,539	2,538,448
Oracle Corp.	4,007	200,911

Common Stocks	Shares	Value
Software (continued)
VMware, Inc., Class A (a)	54,401	$4,756,280

		16,769,011
Specialty Retail — 1.2%
Best Buy Co., Inc.	13,046	747,927
Lowe’s Cos., Inc.	120,892	9,372,757
Staples, Inc.	36,606	368,622

		10,489,306
Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc.	5,266	92,050
NCR Corp. (a)	128,358	5,242,141
NetApp, Inc.	7,149	286,318

		5,620,509
Tobacco — 0.5%
Philip Morris International, Inc.	22,635	2,658,481
Reynolds American, Inc.	22,758	1,480,180

		4,138,661
Water Utilities — 0.2%
American Water Works Co., Inc.	17,766	1,384,860
Wireless Telecommunication Services — 1.1%
Telephone & Data Systems, Inc.	115,373	3,201,601
T-Mobile U.S., Inc. (a)	94,969	5,757,021

		8,958,622
Total Long-Term Investments (Cost — $791,309,239) — 99.1%		843,225,667

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (b)(c)	36,721,619	36,721,619
Total Short-Term Securities (Cost — $36,721,619) — 4.3%		36,721,619
Total Investments (Cost — $828,030,858*) — 103.4%		879,947,286
Liabilities in Excess of Other Assets — (3.4)%		(28,610,990)

Net Assets — 100.0%		$851,336,296

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$837,390,193

Gross unrealized appreciation	$56,518,357
Gross unrealized depreciation	(13,961,264)

Net unrealized appreciation	$42,557,093

(a)	Non-income producing security.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	3

Schedule of Investments (continued)	Master Advantage Large Cap Value Portfolio
(formerly Master Large Cap Value Portfolio)

(b)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,807,791	23,913,828	36,721,619	$36,721,619	$105,930		$119	—
SL Liquidity Series, LLC, Money Market Series	1,861,398	(1,861,398)	—	—	7,746	[2]	276	—
Total				$36,721,619	$113,676		$395	—

[1]	Includes net capital gain distributions.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
79	S&P 500 Mini Index	September 2017	$9,562,555	$(25,375)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017

Schedule of Investments (concluded)	Master Advantage Large Cap Value Portfolio
(formerly Master Large Cap Value Portfolio)

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$843,225,667	—	—	$843,225,667
Short-Term Securities	36,721,619	—	—	36,721,619

Total	$879,947,286	—	—	$879,947,286

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(25,375)	—	—	$(25,375)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 22, 2017